Amount Due from/(to) Related Parties	12 Months Ended
Dec. 31, 2023
Amount Due from/(to) Related Parties [Abstract]
Amount due from/(to) related parties

17. Amount due from/(to) related parties

The following is a list of the related parties with whom the Company conducted transactions for the year ended December 31, 2023, 2022 and 2021, and their relations with the Company:

Name of the related parties	Relation with the Company
Mr. Risheng Li	Founder, chairman of board of director, chief executive officer
Mr. Liedong Wang	Senior executive officer
Mr. Dahan Bao	Senior executive officer
Energy Science Artist Holding Limited	Shareholder of the Company

	As of December 31, 2022	As of December 31, 2023
	US$	US$
Amount due from related parties
Mr. Risheng Li	—	—
	—	—

	As of December 31, 2022	As of December 31, 2023
	US$	US$
Amount due to related parties
Beijing SAI	—	—
	—	—

Amount due from related parties represents cash advanced to these officers for operation of the Company and are all subsequently collected. Amount due to related parties represents reimbursement payable to the management used for daily operation.

The related party transactions summarized by different natures are as follows:

	For the year ended December 31,
	2021	2022	2023
	US$	US$	US$
Settlement of advance to related parties for daily operation
Mr. Risheng Li	235	—	—
Mr. Liedong Wang	415	—	—
Mr. Dahan Bao	30	—	—

Repayment from related parties
Mr. Risheng Li	36	—	—
Mr. Liedong Wang	14	—	—
Mr. Dahan Bao	—	—	—

On March 28, 2023, the Company acquired Atomic Evolution Limited from Energy Science Artist Holding Limited, for the purpose of exploring business opportunities in the area of small modular reactors, with a consideration of $0. To focus on its core business, on December 25, 2023, the Company transferred all of its equity interest in Atomic Evolution Limited to Energy Science Artist Holding Limited as approved by the Company's board of directors, with a consideration of $0.